Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,470,500,000.00
Total Fee Amount	479,276.05
Total Offset Amount	0.00
Net Fee	$ 479,276.05
Offering Table N/A
Offset Table N/A	N/A